Goodwill (Narrative) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Discount rate of pre-tax weighted average cost of capital	16.00%	22.70%
Maximum term of cash flow calculations	5 years
Percentage of perpetuity growth rates used	1.00%
Enabling technology products rate used	3.00%